Accrued liabilities and other current liabilities	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Accrued liabilities and other current liabilities

11. Accrued liabilities and other current liabilities

Accrued liabilities and other current liabilities consisted of the following:

	As of	As of
	December 31,	June 30,
	2025	2026
	(RMB in thousands)
Consideration payable for asset acquisition (Note a)	8,153	7,894
Salary and welfare payable	7,861	6,378
Other tax payables	3,282	349
VAT received from customers related to contract liabilities	178	—
Others	2,866	2,920
Total	22,340	17,541

Note a: As of June 30, 2026, the balance primarily represented the remaining unpaid purchase price for the acquisition of the PoS technology platform from ECHOLINK LIMITED. The amount is interest-free.